Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
- Brokerage services
Total operating revenues		$ 12,241,483	$ 9,519,777	$ 10,886,035	$ 5,004,493
Cost of revenues
Total cost of revenues		(8,332,767)	(6,480,107)	(6,479,846)	(3,284,841)
Gross profit		3,908,716	3,039,670	4,406,189	1,719,652
Operating expenses
Technology and development expenses		(221,069)	(171,918)	(1,265,650)	(1,304,914)
Selling and marketing expenses		(706,276)	(549,246)	(1,895,914)	(1,797,033)
General and administrative expenses		(7,550,259)	(5,871,576)	(5,513,688)	(3,960,636)
Impairment of intangible assets				(113,707)
Impairment of goodwill		(4,703,996)	(3,658,135)
Total operating expenses		(13,181,600)	(10,250,875)	(8,788,959)	(7,062,583)
Loss from operations		(9,272,884)	(7,211,205)	(4,382,770)	(5,342,931)
Other income (expense):
Stock-based compensation		(32,477)	(25,256)	(93,389)	(537,756)
Interest income		2,218	1,725	76,054	106,023
Interest expense		(15,677)	(12,191)	(38,518)	(31,696)
Government grants		90,670	70,511	68,114	25,769
Foreign exchange income (loss)		(21,703)	(16,878)	(44,173)	264,367
Other income, net		13,652	10,617	52,408
Total other (expense)/income, net		36,683	28,528	20,496	(173,293)
LOSS BEFORE INCOME TAXES		(9,236,201)	(7,182,677)	(4,362,274)	(5,516,224)
Income tax expense
NET LOSS		(9,236,201)	(7,182,677)	(4,362,274)	(5,516,224)

Less: Net loss attributable to non-controlling interest		(35,489)	(27,598)	(26,803)	(46,494)
Net loss attributable to shareholders of OHMYHOME LIMITED		(9,200,712)	(7,155,079)	(4,335,471)	(5,469,730)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(337,545)	(262,497)	130,515	(70,252)
TOTAL COMPREHENSIVE LOSS		(9,573,746)	(7,445,174)	(4,231,759)	(5,586,476)
Less: Comprehensive loss attributable to non-controlling interests		(35,489)	(27,598)	(26,803)	(46,494)
COMPREHENSIVE LOSS ATTRIBUTABLE TO shareholders of OHMYHOME LIMITED		$ (9,538,257)	$ (7,417,576)	$ (4,204,956)	$ (5,539,982)
Basic (in Shares)	[1]	14,138,744	14,138,744	2,250,337	1,786,062
Diluted (in Shares)	[1]	14,138,744	14,138,744	2,372,962	1,846,134
LOSS PER SHARE – BASIC AND DILUTED
Basic (in Dollars per share and Dollars per share) | (per share)		$ (0.67)	$ (0.67)	$ (1.9)	$ (3.1)
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (0.67)	$ (0.67)	$ (1.8)	$ (3)
Brokerage Services
- Brokerage services
Total operating revenues		$ 2,633,613	$ 2,048,069	$ 3,906,953	$ 2,817,930
Cost of revenues
Total cost of revenues		(1,762,257)	(1,370,447)	(1,722,801)	(1,638,368)
Gross profit		871,356	677,622	2,184,152	1,179,562
Brokerage Services | Independent Third Parties
- Brokerage services
Total operating revenues		2,633,613	2,048,069	3,904,853	2,806,930
Brokerage Services | Related Parties
- Brokerage services
Total operating revenues				2,100	11,000
Property Management
Cost of revenues
Total cost of revenues		(4,312,758)	(3,353,883)	(2,816,096)	(582,582)
Gross profit		1,673,132	1,301,137	1,366,712	264,144
Property Management | Independent Third Parties
- Brokerage services
Total operating revenues		5,985,890	4,655,020	4,182,808	846,726
Emerging and Other Services
- Brokerage services
Total operating revenues		3,298,455	2,565,094	2,796,274	1,339,837
Cost of revenues
Total cost of revenues		(1,973,050)	(1,534,374)	(1,940,949)	(1,063,891)
Gross profit		1,325,405	1,030,720	855,325	275,946
Emerging and Other Services | Independent Third Parties
- Brokerage services
Total operating revenues		3,298,455	2,565,094	2,791,254	828,509
Emerging and Other Services | Related Parties
- Brokerage services
Total operating revenues				5,020	511,328
Digital Marketing Services
Cost of revenues
Total cost of revenues		(284,702)	(221,403)
Gross profit		38,823	30,191
Digital Marketing Services | Independent Third Parties
- Brokerage services
Total operating revenues		$ 323,525	$ 251,594

[1]	The shares and per share information are presented on a retroactive basis to reflect the reverse stock split of 10-to-1 on March 10, 2025